QUARTERLY FINANCIAL INFORMATION (UNAUDITED) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	1 Months Ended					2 Months Ended	3 Months Ended				10 Months Ended	12 Months Ended		2 Months Ended	1 Months Ended	3 Months Ended			10 Months Ended	12 Months Ended
	Nov. 30, 2011	Jul. 31, 2011	Apr. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Dec. 31, 2010	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Nov. 09, 2010	Dec. 31, 2011	Dec. 31, 2009	Dec. 31, 2010 Predecessor	Nov. 09, 2010 Predecessor	Sep. 30, 2010 Predecessor	Jun. 30, 2010 Predecessor	Mar. 31, 2010 Predecessor	Nov. 09, 2010 Predecessor	Dec. 31, 2009 Predecessor	Dec. 31, 2011 Rouse Properties, Inc. (Rouse)
Total revenues						$ 373,250	$ 657,985	$ 624,179	$ 603,020	$ 620,414	$ 2,362,955	$ 2,505,597	$ 2,829,964	$ 373,250	$ 276,299	$ 622,830	$ 616,642	$ 625,672	$ 2,141,443	$ 2,551,172
Operating income						75,804	122,832	135,698	143,821	158,314		560,665		75,804	107,492	233,818	236,348	242,641	820,301	581,846
Income (loss) from continuing operations						(249,079)	(352,693)	260,250	(197,191)	9,846	(611,790)	(279,788)	(526,991)	(249,079)	(263,044)	(226,657)	(126,080)	(19,560)	(635,341)	(523,441)
Income (loss) from discontinued operations						(7,005)	(15,572)	(3,689)	(4,922)	(2,910)		(27,093)		(7,005)	(653,787)	(7,122)	8,508	75,334	(577,067)	(781,275)
Net loss attributable to common stockholders						$ (254,216)	$ (367,838)	$ 252,049	$ (203,047)	$ 5,664		$ (313,172)		$ (254,216)	$ (888,702)	$ (231,185)	$ (117,527)	$ 51,656	$ (1,185,758)	$ (1,284,689)
Basic earnings (loss) per share from:
Continuing operations (in dollars per share)						$ (0.26)	$ (0.37)	$ 0.27	$ (0.21)	$ 0.01		$ (0.30)		$ (0.26)	$ (0.78)	$ (0.71)	$ (0.40)	$ (0.08)	$ (1.96)	$ (1.61)
Discontinued operations (in dollars per share)						$ (0.01)	$ (0.02)		$ (0.01)			$ (0.03)		$ (0.01)	$ (2.02)	$ (0.02)	$ 0.03	$ 0.24	$ (1.78)	$ (2.50)
Diluted earnings (loss) per share from:
Continuing operations (in dollars per share)						$ (0.26)	$ (0.37)	$ (0.08)	$ (0.21)			$ (0.34)		$ (0.26)	$ (0.78)	$ (0.71)	$ (0.40)	$ (0.08)	$ (1.96)	$ (1.61)
Discontinued operations (in dollars per share)						$ (0.01)	$ (0.02)		$ (0.01)			$ (0.03)		$ (0.01)	$ (2.02)	$ (0.02)	$ 0.03	$ 0.24	$ (1.78)	$ (2.50)
Dividends declared per share	$ 0.10	$ 0.10	$ 0.10	$ 0.10	$ 0.38	$ 0.38	$ 0.53	$ 0.10	$ 0.10	$ 0.10		$ 0.83		$ 0.38						$ 0.19
Weighted-average shares outstanding:
Basic (in shares)						945,248	943,669	936,260	946,769	957,435		943,669		945,248	317,393	317,393	317,363	315,773	316,918	311,993
Diluted (in shares)						945,248	943,669	970,691	946,769	996,936		981,136		945,248	317,393	317,393	317,363	317,070	316,918	311,993
Non-cash distribution (in dollars per share)																					$ 0.43